Subsequent Events (Details Narrative) - USD ($)						1 Months Ended			3 Months Ended			12 Months Ended
	Apr. 27, 2022	Apr. 18, 2022	Feb. 03, 2022	Feb. 02, 2022	Jan. 14, 2022	Apr. 26, 2022	Feb. 18, 2022	Jan. 26, 2022	Apr. 14, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Line of credit facility Description												Requests are limited to the lesser of $1,000,000 or 500% of the average shares traded for the 10 days prior the Closing Request Date. The purchase price shall be 85% of the two lowest individual daily VWAP during the five (5) trading days immediately prior to the date the Request Notice is delivered (in each case, to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split or other similar transaction that occurs on or after the date of this Agreement). In addition, the Company and Tysadco Partners entered into a Registration Rights Agreement, whereby the Company shall register the securities on a registration statement covering the Offering Amount with the SEC within forty-five days of filing its 10-K for the year ended December 31, 2021.
Common stock issued to satisfy convertible debt, value					$ 53,222					$ 50,000		$ 270,000	$ 571,000
Debt converted					50,000
Interest converted					$ 3,222
Common stock issued to satisfy convertible debt, shares					575,558
Cash paid for convertible debt, remaining balance										150,000	$ 95,500
Common stock issued for services Shares			500,000	20,000
Sale of common stock, value							$ 300,000			$ 300,000	160,021	$ 718,113	478,940
Common stock issued pursuant to a securities purchase agreement, shares							1,875,000
Issued shares										10,324,000		40,000
Common stock issued for consulting services			$ 85,000	$ 3,600						$ 88,600	$ 165,000	$ 165,000	$ 1,970,900
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit facility Description								the Company entered into a two year equity Line of credit (“ELOC”) with an investor to provide up to $5 million. The Company may “put” or “draw down” requests for the investor to purchase shares subject to certain limits. Requests are limited to the lesser of $1,000,000 or 500% of the average shares traded for the 10 days prior the Closing Request Date. The purchase price shall be 85% of the two lowest individual daily VWAP during the five (5) trading days immediately prior to the date the Request Notice is delivered (in each case, to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split or other similar transaction that occurs on or after the date of this Agreement). As of April 12, 2022, 500,000 common shares were issued pursuant to this agreement as the agreed upon commitment fee. The parties simultaneously executed a Securities Purchase Agreement for 3,000,000 shares of common stock, of which 2,000,000 shares have been issued for an aggregate purchase price of $300,002,520,000 common shares were issued pursuant to this agreement, including 500,000 common shares as the agreed upon commitment fee. The initial purchase in this agreement was for $300,000.
Common stock issued to satisfy convertible debt, value					$ 53,222
Debt converted				150,000	50,000
Interest converted				10,257	$ 3,222
Common stock issued to satisfy convertible debt, shares					575,558
Cash paid for convertible debt, remaining balance				216,348
Prepayment premium retired				$ 56,091
Common stock issued for services Shares	227,273		500,000
Sale of common stock, value		$ 15,000
Common stock issued pursuant to a securities purchase agreement, shares		78,947
Issued shares						10,324,000
Common stock issued for consulting services	$ 100,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of common stock, value							$ 300,000
Common stock issued pursuant to a securities purchase agreement, shares							1,875,000
Subsequent Event [Member] | Common Stock Subscriptions [Member]
Subsequent Event [Line Items]
Common stock issued pursuant to a securities purchase agreement, shares									23,302,000